Trade and Other Receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Trade and Other Receivables

17. Trade and Other Receivables

As at December 31, 2022 and 2021, this account consists of receivables from:

	2022	2021
		(in million pesos)
Retail subscribers (Note 28)	17,216	15,676
Corporate subscribers (Note 28)	15,151	13,079
Foreign administrations (Note 28)	1,058	1,341
Domestic carriers (Note 28)	296	241
Dealers, agents and others (Note 28)	6,195	5,288
	39,916	35,625
Less: Allowance for expected credit losses	13,661	13,835
	26,255	21,790

Receivables from foreign administrations and domestic carriers represent receivables based on interconnection agreements with other telecommunications carriers. The aforementioned amounts of receivables are shown net of related payables to the same telecommunications carriers where a legal right of offset exists and settlement is facilitated on a net basis.

Receivables from dealers, agents and others consist mainly of receivables from credit card companies, dealers and distributors having collection arrangements with the PLDT Group, dividend receivables and advances to affiliates.

Trade and other receivables are noninterest-bearing and generally have settlement terms of 30 to 180 days.

For terms and conditions relating to related party receivables, see Note 25 – Related Party Transactions.

See Note 28 – Financial Assets and Liabilities on credit risk of trade receivables to understand how we manage and measure credit quality of trade receivables that are neither past due nor impaired.

The following table explains the changes in the allowance for expected credit losses as at December 31, 2022 and 2021:

	Retail Subscribers			Corporate Subscribers			Foreign Administrations		Domestic Carriers		Dealers, Agents and Others		Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
		Lifetime ECL			Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL			Lifetime ECL		Total
	(in million pesos)
December 31, 2022
Balances at beginning of the year	—	1,573	6,466	—	1,378	3,330	—	121	—	14	87	866	—	3,038	10,797	13,835
Provisions and other adjustments (Note 5)	—	782	3,420	—	427	489	1	33	—	(13)	3	14	—	1,213	3,943	5,156
Reclassifications and reversals	—	(489)	578	—	(129)	(27)	—	—	—	—	562	6	—	(56)	557	501
Translation adjustments	—	—	—	—	41	24	—	—	—	—	—	—	—	41	24	65
Write-offs	—	—	(5,441)	—	—	(434)	—	(21)	—	—	—	—	—	—	(5,896)	(5,896)
Balances at end of the year	—	1,866	5,023	—	1,717	3,382	1	133	—	1	652	886	—	4,236	9,425	13,661

December 31, 2021
Balances at beginning of the year	—	2,433	7,557	—	1,380	3,478	9	227	3	58	135	971	—	3,960	12,291	16,251
Provisions and other adjustments (Note 5)	—	(820)	3,516	—	(18)	1,045	(9)	4	(3)	8	(48)	62	—	(898)	4,635	3,737
Reclassifications and reversals	—	(5)	86	—	(1)	(31)	—	(12)	—	—	—	(30)	—	(6)	13	7
Write-offs	—	(35)	(4,693)	—	—	(1,168)	—	(98)	—	(52)	—	(137)	—	(35)	(6,148)	(6,183)
Translation adjustments	—	—	—	—	17	6	—	—	—	—	—	—	—	17	6	23
Balances at end of the year	—	1,573	6,466	—	1,378	3,330	—	121	—	14	87	866	—	3,038	10,797	13,835

The significant changes in the balances of trade and other receivables and contract assets are disclosed in Note 5 – Income and Expenses, while the information about the credit exposures are disclosed in Note 28 – Financial Assets and Liabilities.